Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Amended and Restated Certificate of Incorporation
Effective upon its IPO, the Company filed an amended and restated certificate of incorporation that authorizes 100,000,000 shares of common stock, $0.001 par value per share, and 5,000,000 shares of preferred stock, $0.001 par value per share.
2019 Equity Incentive Plan
The Company’s Board of Directors approved the grant of options to purchase 687,176 shares of common stock under the 2019 Equity Incentive Plan, with a grant date of April 3, 2019 with an exercise price equal to the initial public offering price of $20.00 per share.
Long-term Debt
Prior to the Company’s IPO, the term loans with CRG bore interest at a rate of 10.75%, which interest rate was further reduced to 10.00% upon the consummation of the Company’s IPO. At the Company’s election, it may pay the interest through a combination of cash and PIK. The interest is payable in cash and PIK as follows: 8.00% per annum in cash and 2.75% PIK; and post the consummation of the Company’s IPO, 8.00% per annum in cash and 2.00% PIK.
Events Subsequent to Original Issuance of Condensed Consolidated Financial Statements (unaudited)
In connection with the reissuance of the condensed consolidated financial statements, the Company has evaluated subsequent events through August 6, 2019, the date the condensed consolidated financial statements were available to be reissued.
2019 Equity Incentive Plan
In May and June 2019, the Company’s Board of Directors approved the grant of options to purchase 36,982 shares of common stock under the 2019 Plan with a weighted average exercise price of $47.54 per share.
Long-term Debt
In June 2019, the Company entered into Amendment No. 7 to the term loan agreement with CRG to reflect flexibility with respect to permitted cash equivalents.
Legal Matters
The Company and the former employee participated in mediation on July 30, 2019 and reached a tentative settlement that would require the Company to pay an amount that is not material to its consolidated financial statements.
Subsequent Events
The Company has evaluated subsequent events through March 1, 2019, which is the date these audited consolidated financial statements were available for issuance. The Company has also evaluated subsequent events through March 27, 2019 for the effects of the reverse stock split described in Note 1.
Contingencies
In February 2019, a former employee, through counsel, advised the Company that he had filed a charge of discrimination against the Company with the California Department of Fair Employment & Housing, or DFEH.  The former employee’s complaint alleges sexual harassment and retaliation in violation of the California Department of Fair Employment & Housing Act.  The complaint does not allege specific damages. To date, the DFEH has not contacted the Company. The Company denies the complaint’s allegations and intends to vigorously defend itself. At this time the Company cannot estimate the outcomes or possible loss or range of loss arising from this claim, if any; as such, no accrual was included in the Company’s balance sheet as of December 31, 2018.
2007 Stock Option Plan
In February 2019, the Company’s Board of Directors approved the grant of options to purchase 32,950 shares of common stock under the 2007 Stock Option Plan at an exercise price of $11.29 per share. These stock options have a grant date fair value of approximately $160,000 that is expected to be recognized over a requisite service period of four years.